Related Party Disclosures	12 Months Ended
Jun. 30, 2022
Disclosure Of Related Party Text Block Abstract
Related Party Disclosures
Note 24	Related Party Disclosures

a)	Subsidiaries

In January 2018, wholly owned subsidiary MyFiziq Inc. was incorporated in the United States of America (“USA”) in preparation for the commercialisation of the technology in the USA. During the financial year there was no activity in this subsidiary.

b)	Holding company

The ultimate holding company is Advanced Human Imaging Ltd.

c)	Joint agreement in which the Company is a joint venture

The Company has an interest in Body Composition Technologies Pte. Limited (“BCT”), a company incorporated in Singapore for the purpose of developing the AHI platform for commercialisation within the medical or insurance sector (refer Note 25).

During the financial year, the Company provided services to Body Composition Technologies Pty Ltd (“BCT Australia”) an Australian incorporated wholly owned subsidiary of BCT, for which the Company earned revenue of A$189,765 (2021: A$553,185). Total receivables for BCT at 30 June 2022, including prior year balance of A$45,592, amounting to A$235,357, have been fully provided for at 30 June 2022.

In addition to the receivables owing from BCT, the Company provided a loan of A$171,500 to Body Composition Technologies Pte Limited (“BCT Singapore”), a Singaporean company in which AHI has a 50% interest but is not deemed to have control of BCT Singapore under AASB 3 Business Combinations and AASB 10 Consolidated Financial Statements. The loan accrues interest at a rate of 5% per annum. Repayment of the Loan, together with all outstanding accrued interest, is to occur on the earlier of:

i)	The date the Lender and the Borrower mutually agree that the Loan is repayable; or

ii)	Within 30 days of a capital raising funding being available in BCT Singapore’s bank account.

This Loan has been fully impaired at 30 June 2022.

d)	Joint agreement in which the Company is a joint venture (continued)

During 2019, the Company entered into a loan agreement with BCT Australia. The interest free loan was repaid in July 2021.

During the current reporting period, the Company participated in a capital raising by BCT whereby the Company subscribed for approximately A$671k convertible notes. The notes are unsecured, earn interest at 2.5% per annum and can be converted at any time during the 2-year term. On conversion, the Company will increase its holding in BCT to up to a maximum of 54% on a fully diluted basis.